FINANCIAL INSTRUMENTS (Details 1) $ in Thousands, $ in Thousands, $ in Thousands	Mar. 31, 2025 USD ($)	Mar. 31, 2025 MXN ($)	Mar. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 CAD ($)
Statement [Line Items]
Long-term Investments	$ 1,691			$ 1,247
Amounts Receivable	5,874			3,350
Accounts Payable And Accrued Liabilities	$ 10,067			$ 10,292
MXN [Member]
Statement [Line Items]
Cash		$ 4,029			$ 13,989
Due from related parties		4,928			2,287
Long-term Investments		0			0
Reclamation Bonds		0			0
Amounts Receivable		4,307			3,599
Accounts Payable And Accrued Liabilities		(57,559)			(65,989)
Due To Related Parties		0			0
Finance Lease Obligations		(1,749)			(2,031)
Net Exposure		(46,044)			(48,145)
Us Dollar Equivalent		$ (2,256)			$ (2,349)
CDN [Member]
Statement [Line Items]
Cash			$ 725			$ 396
Due from related parties			0			0
Long-term Investments			2,379			1,742
Reclamation Bonds			6			6
Amounts Receivable			127			24
Accounts Payable And Accrued Liabilities			(701)			(46)
Due To Related Parties			(139)			(136)
Finance Lease Obligations			(514)			(549)
Net Exposure			1,883			1,437
Us Dollar Equivalent			$ 1,309			$ 998